Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit for the year	£ 1,912.3	£ 1,501.6	[1]	£ 1,245.1	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(465.2)	1,378.0		(275.9)
Gain/(loss) on revaluation of available for sale investments	32.1	(93.1)		206.0
Items that may be reclassified subsequently to profit or loss	(433.1)	1,284.9		(69.9)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	17.0	(15.9)		33.5
Deferred tax on defined benefit pension plans	(24.6)	(0.4)		(5.2)
Items that will not be reclassified subsequently to profit or loss	(7.6)	(16.3)		28.3
Other comprehensive (loss)/income	(440.7)	1,268.6		(41.6)
Total comprehensive income for the year	1,471.6	2,770.2		1,203.5
Attributable to:
Equity holders of the parent	1,395.6	2,600.6		1,121.6
Non-controlling interests	76.0	169.6		81.9
Total comprehensive income for the year	£ 1,471.6	£ 2,770.2		£ 1,203.5

[1]	Prior year figures have been re-presented as described in the accounting policies.